JPMorgan Strategic Income Opportunities Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.47%	1.77%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.19%	1.62%	2.15%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	1.89%	2.13%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	2.65%	2.79%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.21%	1.54%	1.52%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.14%	1.55%	1.57%